Right-of-use asset	12 Months Ended
Dec. 31, 2022
Right-of-use asset
Right-of-use asset

9.Right-of-use asset

The Company entered into an office lease (note 12) during the year ended December 31, 2022 for which a right-of-use asset was recognized. The carrying value of the right-of-use asset is as follows:

Cost	Total
$
Balance, December 31, 2021 and 2020	—
Additions	155,206
Balance, December 31, 2022	155,206

Accumulated amortization	Total
$
Balance, December 31, 2021 and 2020	—
Amortization	51,735
Balance, December 31, 2022	51,735

Carrying values	Total
$
At December 31, 2021 and 2020	—
At December 31, 2022	103,471